Statement of compliance and basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2025
Statement of compliance and basis of preparation of the consolidated financial statements
Statement of compliance and basis of preparation of the consolidated financial statements
2.    Statement of compliance and basis of preparation of the consolidated financial statements

These consolidated financial statements of the Group have been prepared and are presented in accordance with the IFRS® Accounting Standards as issued by the International Accounting Standards Board  – “IASB” (IFRS Accounting Standards).

The consolidated financial statements have been prepared on a historical cost basis, except for items measured at fair value through profit or loss, which include short-term investments classified as cash and cash equivalents presented in note 5, liabilities for cash-settled shared-based payment arrangements presented in note 16 and derivative financial instruments presented in note 14.

The consolidated financial statements are expressed in thousands of United States Dollars, rounded to the nearest thousand and the disclosures of amounts in other currencies, when necessary, were also made in thousands. Items disclosed in other currencies are duly identified when applicable.

The Group has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern. The issuance of these consolidated financial statements was authorized by the Group’s Board of Directors and Audit Committee on March 11, 2026.